Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 02, 2016
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 16,970	$ 14,960	$ 13,090	$ 15,840	$ 14,180	$ 13,410	$ 11,380	$ 11,760	$ 10,210	$ 10,000
Variable Portfolio – U.S. Flexible Moderate Growth Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 16,730	14,780	12,980	15,740	14,120	13,380	11,380	11,760	10,210	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,818	10,685	10,125	11,639	11,821	10,996	10,114	10,113	9,767	10,000
Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 19,141	16,992	14,701	17,349	15,380	13,532	11,287	11,505	10,238	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,338	$ 25,866	$ 20,482	$ 25,012	$ 19,434	$ 16,414	$ 12,483	$ 13,056	$ 10,716	$ 10,000